Corporate information (Details Narrative)	12 Months Ended
Dec. 31, 2021 BRL (R$)
CorporateInformationLineItems [Line Items]
Renegotiated debt amount	R$ 6,644,000,000
Renegotiated debt percent on gross debt	85.00%
Cost of debt	R$ 71,000,000
Companhia Brasileira De Distribuicao [Member]
CorporateInformationLineItems [Line Items]
Description of corporate restructuring	GPA were transferred to the Company in exchange for an equivalent value of the shares of Éxito held by the Company (corresponding to 9.07% of the total outstanding shares of Éxito).
[custom:DescriptionOfCorporateRestructuringSpinOff1]	50% of the shares of Bellamar Empreendimentos e Participações Ltda. (“Bellamar”), a holding company that holds an investment in 35.76% of the shares of Financeira Itaú CBD S.A. – Crédito, Financiamento e Investimento (“FIC”), in the amount of R$769 million (see note 12); and
[custom:DescriptionOfExchangeTransaction]	the Company distributed to GPA the remaining shares of Éxito held by the Company (corresponding to 87.80% of the total outstanding shares of Éxito).
Residual value assets	R$ 45,000,000
[custom:IntercompanyReceivables]	140,000,000
Cash	500,000,000
[custom:RelatedPartyTransactionAmount]	R$ 127